      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 4, 2010

                                                              FILE NO. 033-28551

                                                                       811-04613

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 34                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 70                                                            /X/

                               VARIABLE ACCOUNT C

                           (Exact Name of Registrant)

                        UNION SECURITY INSURANCE COMPANY

                              (Name of Depositor)

                              2323 GRAND BOULEVARD
                             KANSAS CITY, MO 64108

                   (Address of Depositor's Principal Offices)

                                 (816) 474-2345

              (Depositor's Telephone Number, Including Area Code)

                                 LISA M. PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on June 4, 2010, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
The prospectus and the Statement of Additional Information (including financial statements) are incorporated in Part A of this Post-Effective Amendment No. 34, by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-6 (File No. 033-28551), as filed on April 30, 2010.

A Supplement to the Prospectus dated June 4, 2010 is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 34 does not supersede Post-Effective Amendment No. 33 filed on April 30, 2010.

                                     PART A

                SUPPLEMENT DATED JUNE 4, 2010 TO YOUR PROSPECTUS

HARTFORD SMALLCAP VALUE HLS FUND AND HARTFORD MIDCAP VALUE HLS FUND:

On May 4, 2010, the Board of Directors ("Board") of Hartford HLS Series Fund II, Inc. ("Company") approved a Form of Agreement and Plan of Reorganization that provides for the reorganization of Hartford SmallCap Value HLS Fund ("Acquired Fund") into the Hartford MidCap Value HLS Fund ("Acquiring Fund"). The reorganization is expected to occur at the close of business on July 30, 2010 (merger date); at which time assets of the Acquired Fund will be transferred into the Acquiring Fund, and shareholders of the Acquired Fund will receive shares of the Acquiring Fund.

As a result, if any of your Policy Value is currently invested in the Hartford SmallCap Value HLS Fund that Policy Value will automatically be transferred into the Hartford MidCap Value HLS Fund on the merger date. In addition, if we do not receive alternate instructions from you, any premium we receive after the merger date that would have been allocated to the Acquired Fund will be allocated to the Acquiring Fund.

Unless you direct us otherwise, if you are enrolled in any DCA, Asset Rebalancing Program, Asset Allocation or other administrative program that includes transfers of Policy Value or allocation to the Hartford SmallCap Value HLS Fund, your enrollment will automatically be updated to reflect the Hartford MidCap Value HLS Fund.

Upon the date of the merger, all references and information contained in the prospectus for your Policy related to Hartford SmallCap Value HLS Fund is deleted.

EFFECTIVE JULY 30, 2010, UNDER THE "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES" TABLE OF YOUR PROSPECTUS, THE FOLLOWING FUND IS ADDED:

                                                    DISTRIBUTION
                                                       AND/OR                              ACQUIRED
                                                       SERVICE                             FUND FEES
                                   MANAGEMENT          (12B-1)            OTHER               AND
UNDERLYING FUND                       FEE               FEES             EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS             0.800%              N/A              0.060%              N/A
 Fund -- Class IA

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER
                                     ANNUAL              AND/OR             NEW TOTAL
                                   OPERATING             EXPENSE            OPERATING
UNDERLYING FUND                     EXPENSES          REIMBURSEMENT          EXPENSES
-----------------------------  -----------------------------------------------------------
Hartford MidCap Value HLS             0.860%                N/A                0.860%
 Fund -- Class IA

EFFECTIVE JULY 30, 2010, UNDER THE "ABOUT US" SECTION YOUR PROSPECTUS, THE FOLLOWING FUND OBJECTIVE IS ADDED TO THE TABLE:

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund -- Class  Seeks long-term capital appreciation         HL Investment Advisors, LLC
IA                                                                                    sub-advised by Wellington Management
                                                                                      Company, LLP

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-8033

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Fortis Benefits Insurance Company ("Fortis") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriter and Servicing Agreement.(1)
(d)    Form of Variable Life Insurance Policy.(2)
(e)    Form of Application for Variable Life Insurance Policy.(1)
(f)    (1)    Restated Articles of Incorporation of Union Security Insurance
              Company(3)
       (3)    Restated Bylaws of Union Security Insurance Company(3)
(g)    Form of Reinsurance Contract.(4)
(h)    Form of Participation Agreement.(4)
(i)    Not Applicable.
(j)    Not Applicable.
(k)    Opinion and consent.
(l)    Not Applicable.
(m)    Not Applicable.
(n)    (1)    Consent of PricewaterhouseCoopers LLP, Independent Registered
              Public Accounting Firm.
       (2)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(5)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 33-65243 filed with the Commission on April 22, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 33-03919 filed with the Commission on April 22, 2002.

(3) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 333-63935 filed with the Commission on November 16, 2009.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701, filed with the commission on April 19, 2002.

(5) Incorporated by reference to the Pre-Effective Amendment No. 2 to the Registration Statement File No. 33-65243, filed with the Securities and Exchange Commission on May 29, 1996.

ITEM 27.  PARTIAL LIST OF OFFICERS AND DIRECTORS.

                                              POSITION AND OFFICES
NAME AND ADDRESS                                 WITH DEPOSITOR
---------------------------------------------------------------------------------
Miles Yakre (1)                Senior Vice President, Chief Financial Officer,
                               and Treasurer
S. Craig Lemasters (2)         Director
Michael J. Peninger (3)        Chairman of the Board
Sylvia Wagner (3)              Director
John Steven Roberts (1)        President and Chief Executive Officer, Director
Christopher J. Pagano (3)      Director

------------

(1)  Address: 2323 Grand Boulevard, Kansas City, MO 64108

(2)  Address: 260 Interstate North Circle, NW, Atlanta, GA 33039

(3)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, File No. 033-65243, filed on April 30, 2010.

ITEM 29:  INDEMNIFICATION

     Union Security's By-Laws provide for indemnity and payment of expenses of Union Security's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Kansas law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Registrant and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

     There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     Union Security Life Insurance Company of New York - Separate Account A

     Union Security Insurance Company - Variable Account C

     Union Security Insurance Company - Variable Account D

     (b) Partial list of Officers and Directors of Woodbury Financial Services,
     Inc.:

NAME AND PRINCIPAL
BUSINESS ADDRESS                                                 TITLE
--------------------------------------------------------------------------------------------------------
Richard Fergesen*              Chief Financial Officer, Senior Vice President, Financial Principal and
                               Director
Patrick H. McEvoy*             Chief Executive Officer, President and Director
Brian Murphy**                 Chairman and Director
Mark Sides*                    Chief Legal Officer and Assistant Secretary
John N. Giamalis***            Senior Vice President and Treasurer
Michael J. Fixer***            Assistant Vice President and Assistant Treasurer

------------

*   Address: 500 Bielenberg Drive, Woodbury, MN 55125

**  Address: 200 Hopmeadow Street, Simsbury, CT 06089

*** Address: Hartford Plaza, Hartford, CT 06115

       (c)  None.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, records or other documents required to be kept by
     Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:                         576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                        7755 3rd Street North, Oakdale, MN 55128
Hartford Administrative Services Company                  500 Bielenberg Drive, Woodbury, MN 55125

ITEM 32.  MANAGEMENT SERVICES

     Effective April 1, 2001, Union Security contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security ultimately remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the general account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Union Security hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Union Security.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 4th day of June, 2010.

VARIABLE ACCOUNT C
(Registrant)

By:    John Steven Roberts                  *By:   /s/ Lisa M. Proch
       -----------------------------------         -----------------------------------
       John Steven Roberts                         Lisa M. Proch
       President and Chief Executive               Attorney-in-Fact
       Officer, Director*

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:    John Steven Roberts
       -----------------------------------
       John Steven Roberts
       President and Chief Executive
       Officer, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Miles Yakre, Senior Vice President, Chief Financial Officer,
 and Treasurer*
S. Craig Lemasters, Director*
Michael J. Peninger, Chairman of the Board*
Sylvia Wagner, Director*                                      *By:   /s/ Lisa M. Proch
                                                                     ------------------------------
John Steven Roberts, President and Chief Executive Officer,          Lisa M. Proch
 Director*                                                           Attorney-in-Fact
Christopher J. Pagano, Director*                              Date:  June 4, 2010

33-28551

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Counsel.
      1.2  Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
      1.3  Consent of Deloitte & Touche LLP.
      1.4  Copy of Power of Attorney.